Nationwide Life and Annuity Insurance Company: • Nationwide VL Separate Account - D

Prospectus supplement dated November 8, 2006 to
Prospectus dated May 1, 2006

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual fund as an investment option under your policy. Effective November 3, 2006, this investment option has changed names as indicated below.

OLD NAME	NEW NAME
DWS Variable Series II - Dreman Small Cap Value VIP: Class B	DWS Variable Series II - Dreman Small Mid Cap Value VIP: Class B